ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payable And Accrual [Line Items]
Employees and payroll accruals	$ 210	$ 169	$ 77
Accrued expenses	149	74	99
Other	0	12	2
Accrued Liabilities and Other Liabilities, Total	$ 359	$ 255	$ 178